Thrivent High Income Municipal Bond Fund
Thrivent High Income Municipal Bond Fund THMBX
Investment Objective
Thrivent High Income Municipal Bond Fund (the "Fund") seeks a high level of current income exempt from federal income taxes. The Fund's investment objective may be changed without shareholder approval.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Thrivent High Income Municipal Bond Fund Class S
Maximum Sales Charge (load) Imposed On Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Thrivent High Income Municipal Bond Fund Class S
Management Fees	0.50%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	2.50%	[1]
Total Annual Fund Operating Expenses	3.00%
Less Fee Waivers and/or Expense Reimbursements	2.34%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.66%
[1]	These expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed, through at least February 28, 2019, to waive a portion of the management fees associated with the Class S shares of the Thrivent High Income Municipal Bond Fund in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.66% of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example	1 Year	3 Years
Thrivent High Income Municipal Bond Fund | Class S | USD ($)	67	706

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations prior to the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year is not yet available.
Principal Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income taxation. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement.

The Fund invests at least 50% of its assets in debt securities that, at the time of purchase, are rated within or below the “BBB” major rating category by S&P or the “Baa” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser (commonly known as “high yield” or “junk” bonds).

The Fund’s Adviser uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. Fundamental techniques assess a security’s value based on a issuer’s financial profile, management, and business prospects while quantitative and technical techniques involve a more data-oriented analysis of financial information, market trends and price movements. The Fund may also pursue its investment strategy by investing in other mutual funds, including funds managed by the Adviser.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Fund's portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities – commonly known as “junk bonds” – to which the Fund's portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Some municipal bonds may be repaid prior to maturity if interest rates decrease. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Brokers and dealers have decreased their inventories of municipal bonds in recent years. This could limit the Adviser’s ability to buy or sell these bonds and increase price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Adviser’s ability to buy or sell bonds. As a result, the Adviser may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Tax Risk. Changes in federal income tax laws or rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund’s performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.

As a result, the value of the Fund’s shares may fluctuate significantly in the short term.
Performance
No performance information for the Fund is provided because it commenced operations on February 28, 2018. Call 800-847-4836 or visit ThriventFunds.com for performance results current to the most recent month-end that takes place after February 28, 2018.

How the Fund has performed in the past is not necessarily an indication of how it will perform in the future. Performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.